Concentration of credit risk - Additional Information (Detail) (SCHC, USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
SCHC
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 336,558	$ 116,336	$ 39,782	$ 0